UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010
                                                   -----------------------

Check here if Amendment [   ];                     Amendment Number:
                                                                     -----

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ecofin Limited
            -------------------------------

Address:    15 Buckingham Street
            -------------------------------

            London WC2N 6DU, United Kingdom
            -------------------------------

Form 13F File Number:     028-
                          -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:       John Murray
            -------------------

Title:      Chairman
            -------------------

Phone:      +44 (0)20 7451 2941
            -------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     November 1, 2010
          ---------------     ----------------------     ----------------
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  40
                                         -----------

Form 13F Information Table Value Total:  $309,518
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
------            --------------------

----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ------------------------
                                                                                                         Voting Authority
                        Title of               Value     Shares /  Sh /  Put/  Inestment   Other     ------------------------
Security                 Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call  Discretion  Managers  Sole        Shared  None
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
ADVANCED ENERGY
INDUSTRIES (UW*)        ORD       007973100     2,001     153,253  SH          Sole                     153,253
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
AES CORP                ORD       00130H105    10,565     930,845  SH          Sole                     930,845
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
AMERICAN ELECTRIC
POWER                   ORD       025537101    21,680     598,409  SH          Sole                     598,409
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
ANADARKO PETROLEUM
CORP (UN*)              ORD       032511107       238       4,164  SH          Sole                       4,164
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
CALPINE CORP (UN*)      ORD       131347304     4,580     367,865  SH          Sole                     367,865
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
CENTERPOINT ENERGY
INC                     ORD       15189T107     9,745     619,911  SH          Sole                     619,911
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
CHINA MING YANG
WIND POW-ADS (US*)      DR        16951C108       750      53,571  SH          Sole                      53,571
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
CHINA VALVES
TECHNOLOGY INC (UQ*)    ORD       169476207     1,259     162,297  SH          Sole                     162,297
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
CMS ENERGY CORP         ORD       125896100    18,722   1,038,931  SH          Sole                   1,038,931
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
CONSTELLATION
ENERGY GROUP            ORD       210371100     8,421     261,186  SH          Sole                     261,186
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
DUOYUAN GLOBAL
WATER INC-ADR (US*)     DR        266043108       867      66,553  SH          Sole                      66,553
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
EL PASO CORP            ORD       28336L109     7,021     567,123  SH          Sole                     567,123
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
ENTERGY CORP            ORD       29364G103     5,450      71,219  SH          Sole                      71,219
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
EOG RESOURCES INC       ORD       26875P101     1,232      13,248  SH          Sole                      13,248
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
EXELON CORP             ORD       30161N101     5,948     139,681  SH          Sole                     139,681
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
FAR EAST ENERGY
CORP (UU*)              ORD       307325100     3,672   6,800,700  SH          Sole                   6,800,700
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
FPL 8.375% CV
PREF (UN*)              CONV PRF  65339F309     8,762     165,000  SH          Sole                     165,000
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
HALLIBURTON CO          ORD        40621601       594      17,953  SH          Sole                      17,953
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
HOLLYSYS AUTOMATION
TECHNOLO (UW*)          ORD       G45667105       927      82,799  SH          Sole                      82,799
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
ITC HOLDINGS CORP       ORD       465685105    76,595   1,230,444  SH          Sole                   1,230,444
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
NATIONAL FUEL GAS CO    ORD       636180101     1,213      23,422  SH          Sole                      23,422
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
NEXTERA ENERGY INC      ORD       65339F101    21,066     387,317  SH          Sole                     387,317
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
PG AND E CORP           ORD       69331C108    11,166     245,828  SH          Sole                     245,828
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
POWER-ONE INC (UQ*)     ORD       73930R102     4,591     505,021  SH          Sole                     505,021
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
PPL 9.5% CV PRF
01-JUL-2013 (TRACE*)    CONV PRF  69351T601     3,425      60,000  SH          Sole                      60,000
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
PPL CORPORATION         ORD       69351T106    12,721     467,178  SH          Sole                     467,178
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
PROGRESS ENERGY INC     ORD       743263105     2,659      59,851  SH          Sole                      59,851
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
QUESTAR CORP            ORD       748356102     3,341     190,567  SH          Sole                     190,567
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
RENESOLA LTD-ADR
(US*)                   DR        75971T103       776      62,106  SH          Sole                      62,106
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
SEMPRA ENERGY           ORD       816851109    19,059     354,256  SH          Sole                     354,256
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
SPECTRA ENERGY CORP     ORD       847560109       760      33,710  SH          Sole                      33,710
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
SPY 15-OCT-2010 P108    EQTY OP   78462F103        78       1,902  SH          Sole        Put            1,902
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
TESLA MOTORS INC        ORD       88160R101     3,578     175,360  SH          Sole                     175,360
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
TRANSOCEAN LTD          ORD       H8817H100       425       6,604  SH          Sole                       6,604
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
TRINA SOLAR LTD-SPON
ADR                     DR        79628E104     3,391     112,353  SH          Sole                     112,353
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
UIL HOLDINGS CORP       ORD       902748102     2,103      74,688  SH          Sole                      74,688
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
WILLIAMS COS INC        ORD       969457100    17,685     925,426  SH          Sole                     925,426
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
WISCONSIN ENERGY CORP   ORD       976657106     3,424      59,232  SH          Sole                      59,232
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
WONDER AUTO
TECHNOLOGY INC (UQ*)    ORD       978166106     2,559     300,719  SH          Sole                     300,719
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
XCEL ENERGY INC         ORD       98389B100     6,471     281,731  SH          Sole                     281,731
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----